Leases - Schedule of Right-of-Use Assets and Lease Liabilities in Condensed Consolidated Balance Sheet (Detail) $ in Thousands	Sep. 30, 2023 USD ($)
Leases [Abstract]
Right-of-use asset	$ 368
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Right-of-use asset
Operating lease liability, current	$ (104)
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other current liabilities
Operating lease liability, non-current	$ (264)
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Operating lease liability, non-current
Total Lease Liability	$ (368)